Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: September 11, 2024

Payment Date	9/16/2024
Collection Period Start	8/1/2024
Collection Period End	8/31/2024
Interest Period Start	8/15/2024
Interest Period End	9/15/2024

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$118,860,629.29	$29,542,439.26	$89,318,190.03	0.175789	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$733,240,629.29	$29,542,439.26	$703,698,190.03

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$805,921,638.42	$773,297,567.58	0.517001
YSOC Amount	$69,289,807.75	$66,208,176.17
Adjusted Pool Balance	$736,631,830.67	$707,089,391.41
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$118,860,629.29	5.20000%	30/360	$515,062.73
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$733,240,629.29			$3,023,782.06

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$805,921,638.42	$773,297,567.58
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$736,631,830.67	$707,089,391.41
Number of Receivables Outstanding	45,539	44,752
Weighted Average Contract Rate	3.92%	3.92%
Weighted Average Remaining Term (months)	42.0	41.0

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,712,460.20
Principal Collections	$32,289,510.94
Liquidation Proceeds	$192,406.51
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$35,194,377.65
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$35,194,377.65

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$671,601.37	$671,601.37	$—	$—	$34,522,776.28
Interest - Class A-1 Notes	$—	$—	$—	$—	$34,522,776.28
Interest - Class A-2 Notes	$515,062.73	$515,062.73	$—	$—	$34,007,713.55
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$32,080,005.22
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$31,688,495.22
First Allocation of Principal	$—	$—	$—	$—	$31,688,495.22
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$31,631,204.22
Second Allocation of Principal	$—	$—	$—	$—	$31,631,204.22
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$31,570,636.22
Third Allocation of Principal	$12,591,237.88	$12,591,237.88	$—	$—	$18,979,398.34
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,907,756.34
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,347,756.34
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,347,756.34
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,956,554.96
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,956,554.96
Remaining Funds to Certificates	$1,956,554.96	$1,956,554.96	$—	$—	$—
Total	$35,194,377.65	$35,194,377.65	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$69,289,807.75
Increase/(Decrease)	$(3,081,631.58)
Ending YSOC Amount	$66,208,176.17

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$736,631,830.67	$707,089,391.41
Note Balance	$733,240,629.29	$703,698,190.03
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	33	$334,559.90
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	122	$192,406.51
Monthly Net Losses (Liquidation Proceeds)			$142,153.39
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.17%
Preceding Collection Period			0.20%
Current Collection Period			0.22%
Four-Month Average Net Loss Ratio			0.17%
Cumulative Net Losses for All Periods			$3,494,687.82
Cumulative Net Loss Ratio			0.23%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.32%	116	$2,482,885.22
60-89 Days Delinquent	0.12%	43	$957,895.99
90-119 Days Delinquent	0.03%	7	$233,054.14
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.48%	166	$3,673,835.35

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$159,657.75
Total Repossessed Inventory		12	$282,544.21

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		50	$1,190,950.13
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.15%
Preceding Collection Period			0.15%
Current Collection Period			0.15%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.94	0.12%	41	0.09%